Long-Term Debt and Capital Lease Obligations Long-term and Capital Lease Obligations - ITC DeltaCom Notes (Narrative) (Details) (USD $)	1 Months Ended	12 Months Ended				12 Months Ended
	Jan. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 08, 2010	Dec. 31, 2012 Secured Debt M	Dec. 06, 2012 Secured Debt	Dec. 31, 2011 Secured Debt
Debt Instrument
Principal amount		$ 32,500,000			$ 325,000,000		$ 292,300,000
Debt Instrument, Interest Rate, Stated Percentage		10.50%			10.50%
Debt Instrument, Unamortized Premium					26,300,000	15,694,000		22,056,000
Redemption price as percentage of principal amount on consummation		101.00%
Debt Instrument, Decrease, Repayments	200,000			176,000
Percentage of principal amount at which the entity may redeem some or all of the notes prior to April 1, 2013		100.00%				10.00%
Long-term Debt Redemption Price During any Twelve Month Period Prior to April 2013 as Percentage of Principal Amount		103.00%
Long-term Debt Maximum Redemption Price as Percentage of Principal Amount on or after April 2013		105.25%
Minimum redemption price as a percentage of the principal amount if the notes are redeemed on or after April 1, 2013		100.00%
Maximum percentage of the aggregate principal amount of notes redeemable before initial redemption date with net proceeds of certain equity offerings						35.00%
Redemption price as percentage of principal amount with the net proceeds of equity offerings						110.50%
Number of consecutive monthly periods that the entity may redeem the notes before April 1, 2013 (in months)						12
Gains (Losses) on Extinguishment of Debt		$ 808,000	$ 2,449,000	$ 172,000
Long-term Debt Redemption Price Due to Sales of Certain Assets as Percentage of Principal Amount						100.00%
Percentage of principal amount at which notes may be required to be repurchased in event of change of control						101.00%